STOCK BASED COMPENSATION (Details Textual) - USD ($)	1 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	8,086,796	11,393,643
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.0818
Class Of Warrants Or Right, Expiration Period	5 years
Warrant Expenses		$ 492,111	$ 207,784
Stock Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		2,808,259	0
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price		$ 0.12	$ 0